The Group (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Equity	€ (6,592)	€ 40,584	€ 158,872	€ 196,009